Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Ely Gold Royalties Inc [member]	Abitibi Royalties Inc. [Member]	Golden Valley Mines and Royalties Ltd. [Member]	Issued capital [member]	Issued capital [member] Ely Gold Royalties Inc [member]	Issued capital [member] Abitibi Royalties Inc. [Member]	Issued capital [member] Golden Valley Mines and Royalties Ltd. [Member]	Other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]
Balance at Sep. 30, 2020	$ (141)								$ 0	$ (141)
Balance, shares at Sep. 30, 2020					1
IfrsStatementLineItems [Line Items]
Cancellation of common share issued upon incorporation					(1)
Common shares issued to former parent company for cash	50				$ 50
Common shares issued to former parent company for cash, shares					5,000,000
Performance based restricted shares issued, shares					1,500,000
Common shares issued to acquire royalties	13,076				$ 13,076
Common shares issued to acquire royalties, shares					15,000,000
Private placement of common shares for cash	2,849				$ 2,849
Private placement of common shares for cash, shares					1,325,000
Share-based compensation - performance based restricted shares	409				$ 409
Share-based compensation - share options	2,199								2,199
Common shares and common share purchase warrants issued for cash	90,000				$ 82,969				7,031
Initial public offering: Common shares and common share purchase warrants issued for cash, shares					18,000,000
Common shares issued on exercise of over-allotment option	3,603				$ 3,603
Initial public offering: Common shares issued on exercise of over-allotment option, shares					721,347
Common share purchase warrants issued on exercise of over-allotment option	14								14
Underwriters’ fees and issuance costs	(5,570)				$ (5,154)				(416)
Common shares issued for marketing services	345				$ 345
Common shares issued for marketing services, shares					75,000
Common shares issued to acquire		$ 130,407				$ 130,407
Common shares issued to acquire, shares						30,902,176
Common share purchase warrants of Ely Gold Royalties Inc.	2,603								2,603
Common shares issued upon exercise of common share purchase warrants	39				$ 66				(27)
Common shares issued upon exercise of common share purchase warrants, shares					15,086
Net loss for the period/year	(15,006)									(15,006)
Total other comprehensive income	441										$ 441
Balance at Sep. 30, 2021	225,318				$ 228,620				11,404	(15,147)	441
Balance, shares at Sep. 30, 2021					72,538,609
Balance at Sep. 30, 2021	225,318				$ 228,620				11,404	(15,147)	441
Balance, shares at Sep. 30, 2021					72,538,609
IfrsStatementLineItems [Line Items]
Common shares issued to acquire royalties	22,544				$ 22,544
Common shares issued to acquire royalties, shares					9,651,130
Share-based compensation - performance based restricted shares	276				$ 276
Share-based compensation - share options	1,551								1,551
Share-based compensation - restricted share units	341								341
Share options issued on exchange of options of Golden Valley Mines and Royalties Ltd.	8,991								8,991
Common shares issued for marketing services	899				$ 899
Common shares issued for marketing services, shares					216,192
Common shares issued to acquire			$ 153,702	$ 143,264			$ 153,702	$ 143,264
Common shares issued to acquire, shares							31,625,931	29,478,269
Common shares issued upon exercise of common share purchase warrants	856				$ 1,769				(913)
Common shares issued upon exercise of common share purchase warrants, shares					402,938
Net loss for the period/year	(17,346)									(17,346)
Dividends	(4,032)									(4,032)
Total other comprehensive income	(145)										(145)
Balance at Sep. 30, 2022	536,219				$ 551,074				21,374	(36,525)	296
Balance, shares at Sep. 30, 2022					143,913,069
IfrsStatementLineItems [Line Items]
Share-based compensation - share options	845								845
Share-based compensation - restricted share units	201								201
Net loss for the period/year	(2,204)									(2,204)
Dividends	(1,439)									(1,439)
Total other comprehensive income	29										29
Balance at Dec. 31, 2022	$ 533,651				$ 551,074				$ 22,420	$ (40,168)	$ 325
Balance, shares at Dec. 31, 2022					143,913,069